Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2019 (unaudited)

Shares		Value^
COMMON STOCK - 68.4%
Aerospace & Defense - 3.6%
75,702	Curtiss-Wright Corp.	$10,238,695
26,481	General Dynamics Corp.	4,681,841
47,967	Lockheed Martin Corp.	18,068,210
97,181	United Technologies Corp.	13,953,248
		46,941,994
Air Freight & Logistics - 0.7%
122,174	Expeditors International of Washington, Inc.	8,911,372

Banks - 9.1%
603,970	Bank of America Corp.	18,886,142
231,610	Citigroup, Inc.	16,643,495
256,310	Citizens Financial Group, Inc.	9,011,860
139,712	Comerica, Inc.	9,139,959
307,450	JPMorgan Chase & Co. (g)	38,406,654
52,893	M&T Bank Corp.	8,279,341
64,733	PNC Financial Services Group, Inc.	9,496,331
166,870	U.S. Bancorp	9,514,927
		119,378,709
Beverages - 0.7%
55,730	Diageo PLC, ADR	9,132,475

Capital Markets - 1.6%
61,420	Ameriprise Financial, Inc.	9,267,664
263,800	Morgan Stanley (g)	12,147,990
		21,415,654
Chemicals - 1.0%
44,420	Celanese Corp.	5,381,483
151,853	Dow, Inc. (i)	7,667,058
		13,048,541
Commercial Services - 0.7%
55,573	Automatic Data Processing, Inc.	9,015,608

Commercial Services & Supplies - 0.1%
22,304	Stericycle, Inc. (i)	1,284,710

Communications Equipment - 0.7%
193,136	Cisco Systems, Inc.	9,175,891

Construction & Engineering - 0.7%
107,737	EMCOR Group, Inc.	9,449,612

Containers & Packaging - 0.8%
80,755	Avery Dennison Corp.	10,325,334

Diversified Telecommunication Services - 1.1%
243,770	AT&T, Inc. (g)	9,382,707
146,729	Frontier Communications Corp. (i)	133,524
92,817	Verizon Communications, Inc.	5,612,644
		15,128,875
Electric Utilities - 1.9%
345,107	Exelon Corp.	15,698,917
97,372	Pinnacle West Capital Corp.	9,164,653
		24,863,570
Electrical Equipment - 0.7%
110,698	Eaton Corp. PLC	9,642,903

Electronics - 0.8%
110,278	Garmin Ltd.	10,338,562

Entertainment - 0.7%
69,522	Walt Disney Co.	9,032,298

Equity Real Estate Investment Trusts (REITs) - 2.2%
61,965	Alexandria Real Estate Equities, Inc.	9,836,944

79,406	CoreSite Realty Corp.	9,330,205
67,052	Crown Castle International Corp.	9,306,147
		28,473,296
Food & Staples Retailing - 0.7%
115,194	Sysco Corp.	9,200,545

Food Products - 1.3%
119,150	Lamb Weston Holdings, Inc.	9,298,466
144,648	Mondelez International, Inc., Class A	7,586,788
		16,885,254
Hand/Machine Tools - 0.7%
63,734	Stanley Black & Decker, Inc.	9,644,866

Healthcare Equipment & Supplies - 2.0%
88,479	Hill-Rom Holdings, Inc.	9,262,866
163,240	Medtronic PLC	17,776,836
		27,039,702
Healthcare Providers & Services - 1.5%
34,517	Humana, Inc.	10,154,901
92,118	Quest Diagnostics, Inc. (g)	9,326,948
		19,481,849
Hotels, Restaurants & Leisure - 1.4%
81,661	Royal Caribbean Cruises Ltd.	8,887,167
110,427	Starbucks Corp.	9,337,707
		18,224,874
Industrial Conglomerates - 0.7%
52,460	Honeywell International, Inc. (g)	9,061,416

Insurance - 4.9%
84,601	Allstate Corp.	9,003,238
191,106	MetLife, Inc. (g)	8,941,850
77,827	Primerica, Inc.	9,820,211
261,504	Progressive Corp.	18,226,829
113,710	Reinsurance Group of America, Inc.	18,474,464
		64,466,592
IT Services - 0.7%
50,693	Visa, Inc.	9,066,950

Life Sciences Tools & Services - 0.7%
131,329	Agilent Technologies, Inc.	9,948,172

Machinery - 0.7%
125,380	Toro Co.	9,670,559

Machinery-Diversified - 1.4%
115,791	Crane Co.	8,860,327
27,155	Roper Technologies, Inc.	9,150,149
		18,010,476
Media - 2.1%
606,423	Comcast Corp., Class A	27,179,879

Metals & Mining - 0.9%
100,238	Reliance Steel & Aluminum Co.	11,631,618

Multi-Utilities - 0.7%
146,941	Public Service Enterprise Group, Inc. (g)	9,302,835

Oil, Gas & Consumable Fuels - 5.6%
157,512	Chevron Corp.	18,293,444
153,650	ConocoPhillips	8,481,480
112,995	EOG Resources, Inc.	7,831,683
133,850	Magellan Midstream Partners L.P. (g)	8,341,532
156,121	Royal Dutch Shell PLC, Class A, ADR (g)	9,050,334
193,488	Southwestern Energy Co. (i)	396,650
183,220	TC Energy Corp.	9,221,463

126,700	Valero Energy Corp.	12,287,366
		73,903,952
Personal Products - 1.3%
294,982	Unilever NV	17,474,734

Pharmaceuticals - 4.3%
279,634	Johnson & Johnson	36,922,873
249,219	Pfizer, Inc. (g)	9,562,533
260,755	Roche Holding AG, ADR	9,809,603
118,438	Teva Pharmaceutical Industries Ltd., ADR (i)	965,270
		57,260,279
Retail - 2.1%
83,085	Darden Restaurants, Inc.	9,327,953
162,162	TJX Cos, Inc.	9,348,639
98,867	Tractor Supply Co.	9,394,343
		28,070,935
Road & Rail - 0.8%
71,757	Kansas City Southern	10,101,950

Semiconductors & Semiconductor Equipment - 2.2%
32,923	Broadcom, Inc.	9,641,500
343,460	Intel Corp. (g)	19,415,794
		29,057,294
Software - 1.2%
299,190	Oracle Corp.	16,302,863

Specialty Retail - 1.4%
163,515	Lowe’s Cos., Inc.	18,249,909

Textiles, Apparel & Luxury Goods - 0.6%
90,580	Columbia Sportswear Co.	8,192,961

Tobacco - 1.4%
92,960	Altria Group, Inc.	4,163,679
173,071	Philip Morris International, Inc.	14,094,902
		18,258,581

Total Common Stock (cost-$869,244,197)		901,248,449

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 23.8%
Auto Components - 0.3%
$3,290	Meritor, Inc., 3.25%, 10/15/37	3,387,328

Auto Manufacturers - 0.4%
	Tesla, Inc.,
1,260	1.25%, 3/1/21	1,372,888
3,770	2.375%, 3/15/22	4,425,169
		5,798,057
Biotechnology - 1.9%
	BioMarin Pharmaceutical, Inc.,
3,850	0.599%, 8/1/24	3,860,303
1,610	1.50%, 10/15/20	1,693,817
3,290	Exact Sciences Corp., 0.375%, 3/15/27	3,542,275
	Illumina, Inc.,
2,250	zero coupon, 8/15/23	2,443,394
1,680	0.50%, 6/15/21	2,192,478
1,970	Insmed, Inc., 1.75%, 1/15/25	1,691,646
2,665	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	2,347,939
3,975	Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23	3,455,726
3,315	Medicines Co., 2.75%, 7/15/23	4,158,254
		25,385,832
Commercial Services - 0.7%
2,960	Chegg, Inc., 0.125%, 3/15/25 (a)(b)	2,777,368
2,025	Euronet Worldwide, Inc., 0.75%, 3/15/49 (a)(b)	2,307,968

3,640	Square, Inc., 0.50%, 5/15/23	4,028,508
		9,113,844
Computers - 0.9%
3,015	Lumentum Holdings, Inc., 0.25%, 3/15/24	3,819,669
2,195	Nutanix, Inc., zero coupon, 1/15/23	2,108,410
2,750	Pure Storage, Inc., 0.125%, 4/15/23	2,897,975
3,875	Western Digital Corp., 1.50%, 2/1/24	3,694,148
		12,520,202
Diversified Financial Services - 0.4%
3,465	Encore Capital Group, Inc., 2.875%, 3/15/21	3,386,199
1,060	LendingTree, Inc., 0.625%, 6/1/22	1,912,953
		5,299,152
Electric Utilities - 0.2%
2,060	NRG Energy, Inc., 2.75%, 6/1/48	2,342,279

Electronics - 0.4%
1,745	Fortive Corp., 0.875%, 2/15/22 (a)(b)	1,725,939
1,815	OSI Systems, Inc., 1.25%, 9/1/22	2,007,844
1,590	Vishay Intertechnology, Inc., 2.25%, 6/15/25	1,570,707
		5,304,490
Energy-Alternate Sources - 0.4%
	SunEdison, Inc. (a)(b)(c),
2,915	2.625%, 6/1/23	65,588
3,820	3.375%, 6/1/25	85,950
2,195	SunPower Corp., 4.00%, 1/15/23	1,889,436
3,080	Tesla Energy Operations, Inc., 1.625%, 11/1/19	3,085,755
		5,126,729
Engineering & Construction - 0.6%
2,790	Dycom Industries, Inc., 0.75%, 9/15/21	2,648,756
1,745	KBR, Inc., 2.50%, 11/1/23 (a)(b)	2,191,410
2,570	Tutor Perini Corp., 2.875%, 6/15/21	2,449,413
		7,289,579
Entertainment - 0.4%
2,425	Live Nation Entertainment, Inc., 2.50%, 3/15/23	2,972,781
1,900	Marriott Vacations Worldwide Corp., 1.50%, 9/15/22	1,944,484
		4,917,265
Equity Real Estate Investment Trusts (REITs) - 0.6%
3,185	IH Merger Sub LLC, 3.50%, 1/15/22	4,391,205
3,460	Two Harbors Investment Corp., 6.25%, 1/15/22	3,582,757
		7,973,962
Healthcare-Products - 1.2%
1,755	CONMED Corp., 2.625%, 2/1/24 (a)(b)	2,417,123
3,935	Insulet Corp., 0.375%, 9/1/26 (a)(b)	3,780,059
2,835	NuVasive, Inc., 2.25%, 3/15/21	3,567,677
1,880	Repligen Corp., 0.375%, 7/15/24	1,889,194
4,072	Wright Medical Group, Inc., 1.625%, 6/15/23	3,899,708
		15,553,761
Healthcare-Services - 0.2%
1,875	Teladoc Health, Inc., 1.375%, 5/15/25	3,048,001

Insurance - 0.1%
1,865	AXA S.A., 7.25%, 5/15/21 (a)(b)	1,937,269

Internet - 3.7%
1,575	Boingo Wireless, Inc., 1.00%, 10/1/23	1,346,020
	Booking Holdings, Inc.,
2,370	0.35%, 6/15/20	3,695,890
1,675	0.90%, 9/15/21	1,972,795
3,900	Etsy, Inc., 0.125%, 10/1/26 (a)(b)	3,541,846
	FireEye, Inc.,
1,805	0.875%, 6/1/24	1,789,736
2,150	1.625%, 6/1/35, Ser. B	2,068,368

4,615	IAC FinanceCo 2, Inc., 0.875%, 6/15/26 (a)(b)	4,987,556
1,080	MercadoLibre, Inc., 2.00%, 8/15/28	1,531,639
3,110	Okta, Inc., 0.125%, 9/1/25 (a)(b)	2,958,556
3,835	Palo Alto Networks, Inc., 0.75%, 7/1/23	4,237,533
2,765	Q2 Holdings, Inc., 0.75%, 6/1/26 (a)(b)	2,933,031
3,540	Snap, Inc., 0.75%, 8/1/26 (a)(b)	3,586,834
3,915	Twitter, Inc., 0.25%, 6/15/24	3,747,639
	Wayfair, Inc. (a)(b),
2,165	1.00%, 8/15/26	1,935,886
1,525	1.125%, 11/1/24	1,560,921
1,260	Wix.com Ltd., zero coupon, 7/1/23	1,443,332
1,730	Zendesk, Inc., 0.25%, 3/15/23	2,257,014
2,490	Zillow Group, Inc., 2.00%, 12/1/21	2,524,478
		48,119,074
Investment Companies - 0.3%
4,155	Prospect Capital Corp., 6.375%, 3/1/25	4,429,568

Iron/Steel - 0.1%
925	Cleveland-Cliffs, Inc., 1.50%, 1/15/25	1,017,122

Lodging - 0.3%
2,535	Caesars Entertainment Corp., 5.00%, 10/1/24	4,493,926

Media - 1.4%
	DISH Network Corp.,
2,300	2.375%, 3/15/24	2,070,351
6,545	3.375%, 8/15/26	6,136,338
1,500	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	2,128,182
	Liberty Media Corp.,
2,095	1.00%, 1/30/23	2,657,291
1,775	1.375%, 10/15/23	2,244,204
3,625	2.125%, 3/31/48 (a)(b)	3,784,500
		19,020,866
Oil, Gas & Consumable Fuels - 0.6%
4,240	Chesapeake Energy Corp., 5.50%, 9/15/26	2,382,350
2,400	Ensco Jersey Finance Ltd., 3.00%, 1/31/24	1,560,000
2,000	Nabors Industries, Inc., 0.75%, 1/15/24	1,275,375
465	Oil States International, Inc., 1.50%, 2/15/23	395,958
2,035	Transocean, Inc., 0.50%, 1/30/23	1,676,669
		7,290,352
Pharmaceuticals - 1.1%
3,420	DexCom, Inc., 0.75%, 12/1/23 (a)(b)	4,095,590
3,455	Herbalife Nutrition Ltd., 2.625%, 3/15/24	3,488,970
1,700	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	2,043,709
3,250	Jazz Investments I Ltd., 1.875%, 8/15/21	3,254,020
1,790	Supernus Pharmaceuticals, Inc., 0.625%, 4/1/23	1,656,801
		14,539,090
Pipelines - 0.4%
7,160	Cheniere Energy, Inc., 4.25%, 3/15/45	5,647,450

Retail - 0.2%
2,225	RH, zero coupon, 6/15/23	2,517,053

Semiconductors - 2.7%
1,010	Advanced Micro Devices, Inc., 2.125%, 9/1/26	4,386,833
720	Cree, Inc., 0.875%, 9/1/23	780,093
2,195	Inphi Corp., 0.75%, 9/1/21	3,034,625
735	Intel Corp., 3.25%, 8/1/39	2,048,923
9,210	Microchip Technology, Inc., 1.625%, 2/15/27	12,079,686
630	Micron Technology, Inc., 3.125%, 5/1/32, Ser. D	2,997,763
1,715	NXP Semiconductors NV, 1.00%, 12/1/19	1,885,510
2,910	ON Semiconductor Corp., 1.625%, 10/15/23	3,631,540
2,785	Synaptics, Inc., 0.50%, 6/15/22	2,635,306
1,605	Veeco Instruments, Inc., 2.70%, 1/15/23	1,474,921
		34,955,200
Software - 3.5%
4,215	Akamai Technologies, Inc., 0.125%, 5/1/25	4,741,875
2,105	Alteryx, Inc., 0.50%, 8/1/24 (a)(b)	1,951,865
2,490	Atlassian, Inc., 0.625%, 5/1/23	3,961,861
1,465	Avaya Holdings Corp., 2.25%, 6/15/23	1,291,329
3,800	Coupa Software, Inc., 0.125%, 6/15/25 (a)(b)	4,315,714
2,700	DocuSign, Inc., 0.50%, 9/15/23	3,184,170

1,660	Envestnet, Inc., 1.75%, 6/1/23	1,881,431
2,220	Evolent Health, Inc., 1.50%, 10/15/25	1,468,086
1,945	Evolent Health, Inc., 2.00%, 12/1/21	1,712,676
950	Five9, Inc., 0.125%, 5/1/23	1,409,563
1,490	LivePerson, Inc., 0.75%, 3/1/24 (a)(b)	1,888,575
535	MongoDB, Inc., 0.75%, 6/15/24	1,054,458
1,650	New Relic, Inc., 0.50%, 5/1/23	1,589,940
1,950	Nuance Communications, Inc., 1.25%, 4/1/25	2,059,687
2,085	Pluralsight, Inc., 0.375%, 3/1/24 (a)(b)	1,834,654
545	ServiceNow, Inc., zero coupon, 6/1/22	1,022,298
	Splunk, Inc.,
1,720	0.50%, 9/15/23	1,876,045
2,445	1.125%, 9/15/25	2,718,815
1,185	Twilio, Inc., 0.25%, 6/1/23	1,803,835
3,365	Workday, Inc., 0.25%, 10/1/22	4,296,414
		46,063,291
Telecommunications - 0.5%
630	Intelsat SA, 4.50%, 6/15/25	1,015,088
2,950	Viavi Solutions, Inc., 1.00%, 3/1/24	3,964,062
1,975	Vonage Holdings Corp., 1.75%, 6/1/24 (a)(b)	1,919,769
		6,898,919
Transportation - 0.3%
2,420	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	2,116,132
2,065	Greenbrier Cos., Inc., 2.875%, 2/1/24	1,996,703
		4,112,835

Total Convertible Bonds & Notes (cost-$311,589,830)		314,102,496

Shares
CONVERTIBLE PREFERRED STOCK - 5.0%
Banks - 1.5%
5,805	Bank of America Corp., 7.25%, Ser. L (e)	8,803,805
7,285	Wells Fargo & Co., 7.50%, Ser. L (e)	10,996,707
		19,800,512
Chemicals - 0.2%
55,950	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	2,616,781

Diversified Financial Services - 0.2%
63,045	AMG Capital Trust II, 5.15%, 10/15/37	3,018,527

Electric Utilities - 0.7%
75,035	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B	3,826,785
25,295	Sempra Energy, 6.00%, 1/15/21, Ser. A	2,934,979
39,150	Southern Co., 6.75%, 8/1/22	2,081,214
		8,842,978
Electronics - 0.2%
2,130	Fortive Corp., 5.00%, 7/1/21, Ser. A	1,918,172

Equity Real Estate Investment Trusts (REITs) - 0.3%
3,180	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	3,961,294

Hand/Machine Tools - 0.3%
37,185	Stanley Black & Decker, Inc., 5.375%, 5/15/20	3,790,639

Healthcare-Products - 1.1%
64,620	Avantor, Inc., 6.25%, 5/15/22, Ser. A	3,360,886
98,555	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	6,078,873
5,070	Danaher Corp., 4.75%, 4/15/22, Ser. A	5,629,322
		15,069,081
Insurance - 0.2%
15,750	Assurant, Inc., 6.50%, 3/15/21, Ser. D	1,968,278

Oil, Gas & Consumable Fuels - 0.0%
45,100	ATP Oil & Gas Corp., 8.00% (cost - $4,510,000; purchased 9/23/09) (a)(b)(d)(e)(f)(h)	4
15,975	Nabors Industries Ltd., 6.00%, 5/1/21, Ser. A	249,210

213,230	Sanchez Energy Corp., 6.50%, Ser. B (e)	107,255
		356,469
Semiconductors - 0.3%
3,995	Broadcom, Inc., 8.00%, 9/30/22, Ser. A	4,326,665

Total Convertible Preferred Stock (cost-$72,506,839)		65,669,396

Principal Amount (000s)
CORPORATE BONDS & NOTES - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
$4,647	Cobalt International Energy, Inc., 7.75%, 12/1/23 (c) (cost-$2,077,040)	325,290

Repurchase Agreements - 2.6%
34,535	State Street Bank and Trust Co., dated 10/31/19, 0.25%, due 11/1/19, proceeds $34,535,240; collateralized by U.S. Treasury Notes, 2.375%, due 2/29/24, valued at $35,232,686 including accrued interest (cost-$34,535,000)	34,535,000

Total Investments, before options written (cost-$1,289,952,906)-99.8%		1,315,880,631

Total Options Written -(0.2)% (premiums received-$1,341,930) (i)(j)(k)		(2,326,223)

Total Investments, net of options written (cost-$1,288,610,976) (l)-99.6%		1,313,554,408
Other assets less liabilities-0.4%		4,732,235
Net Assets-100.0%		$1,318,286,643

Notes to Schedule of Investments:

^ Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE. The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third- party vendors, where appropriate. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $60,712,157, representing 4.6% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $60,712,157, representing 4.6% of net assets.

(c)	In default.
(d)	Fair-Valued—Security with a value of $4, representing less than 0.05% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Restricted. The cost of such security is $4,510,000. The value is $4, representing less than 0.05% of net assets.
(i)	Non-income producing.
(j)	Exchange traded-Chicago Board Options Exchange.
(k)	Exchange traded option contracts outstanding at October 31, 2019:

Options written contracts outstanding at October 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Ameriprise Financial, Inc.	150.00 USD	11/15/19	(250)	$(25,000)	$(74,375)	$(51,999)	$(22,376)
Avery Dennison Corp.	135.00 USD	12/20/19	(323)	(32,300)	(27,455)	(35,708)	8,253
Bank of America Corp.	33.00 USD	12/20/19	(2,416)	(241,600)	(71,272)	(92,652)	21,380
Broadcom, Inc.	310.00 USD	12/20/19	(132)	(13,200)	(66,660)	(59,135)	(7,525)
Celanese Corp.	130.00 USD	12/20/19	(178)	(17,800)	(16,465)	(21,716)	5,251
Chevron Corp.	120.00 USD	12/20/19	(630)	(63,000)	(78,435)	(85,678)	7,243
Citigroup, Inc.	77.50 USD	12/20/19	(926)	(92,600)	(31,021)	(46,951)	15,930
Citizens Financial Group, Inc.	37.50 USD	12/20/19	(1,025)	(102,500)	(43,563)	(52,499)	8,936
Comcast Corp.	46.00 USD	12/6/19	(2,400)	(240,000)	(122,400)	(110,398)	(12,002)
Comerica, Inc.	70.00 USD	12/20/19	(559)	(55,900)	(40,527)	(55,898)	15,371
ConocoPhillips	57.50 USD	12/20/19	(600)	(60,000)	(78,900)	(78,088)	(812)
Dow, Inc.	50.00 USD	11/15/19	(600)	(60,000)	(85,500)	(50,399)	(35,101)
Eaton Corp. PLC	85.00 USD	11/15/19	(450)	(45,000)	(129,375)	(46,349)	(83,026)
Humana, Inc.	270.00 USD	11/15/19	(140)	(14,000)	(351,400)	(55,019)	(296,381)

Humana, Inc.	315.00 USD	12/20/19	(138)	(13,800)	(51,060)	(59,753)	8,693
JPMorgan Chase & Co.	118.00 USD	11/8/19	(1,000)	(100,000)	(697,500)	(133,347)	(564,153)
Kansas City Southern	150.00 USD	12/20/19	(287)	(28,700)	(30,135)	(41,743)	11,608
MetLife, Inc.	47.50 USD	12/20/19	(760)	(76,000)	(65,740)	(61,720)	(4,020)
Morgan Stanley	44.00 USD	11/15/19	(486)	(48,600)	(111,294)	(24,786)	(86,508)
Morgan Stanley	49.00 USD	12/20/19	(600)	(60,000)	(25,200)	(28,409)	3,209
Public Service Enterprise Group, Inc.	65.00 USD	12/20/19	(600)	(60,000)	(36,000)	(37,339)	1,339
Valero Energy Corp.	105.00 USD	12/20/19	(500)	(50,000)	(44,500)	(60,499)	15,999
Verizon Communications, Inc.	62.50 USD	12/20/19	(371)	(37,100)	(17,066)	(20,905)	3,839
Walt Disney Co.	140.00 USD	12/20/19	(280)	(28,000)	(30,380)	(30,940)	560
Total options written contracts					$(2,326,223)	$(1,341,930)	$(984,293)

(l)

At October 31, 2019, the cost basis of portfolio securities for federal income tax purposes was $1,289,593,957. Gross unrealized appreciation was $106,335,941; gross unrealized depreciation was $82,375,490; and net unrealized appreciation was $23,960,451. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or the Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally acceptable in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2019 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/19
Investments in Securities - Assets
Common Stock	$901,248,449	—	—	$901,248,449
Convertible Bonds & Notes	—	$314,102,496	—	314,102,496
Convertible Preferred Stock:
Diversified Financial Services	—	3,018,527	—	3,018,527
Oil, Gas & Consumable Fuels	249,210	107,255	$4	356,469
All Other	62,294,400	—	—	62,294,400
Corporate Bonds & Notes	—	325,290	—	325,290
Repurchase Agreements	—	34,535,000	—	34,535,000
	963,792,059	352,088,568	4	1,315,880,631
Investments in Securities - Liabilities
Options Written:
Market Price	(2,326,223)	—	—	(2,326,223)
Totals	$961,465,836	$352,088,568	$4	$1,313,554,408

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2019, was as follows:

	Beginning Balance 1/31/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 10/31/19
Investments in Securities - Assets
Convertible Preferred Stock:
Oil, Gas & Consumable Fuels	$4	$—	$—	$—	$—	$—	$—	$—	$4
Corporate Bonds & Notes:
Oil, Gas & Consumable Fuels	325,290	—	—	—	—	—	—	(325,290)	—
Totals	$325,294	$—	$—	$—	$—	$—	$—	$(325,290)	$4

* Transferred out of Level 3 and into Level 2 because an evaluated mean price was available at October 31, 2019.

The table above may include Level 3 investments that are valued by brokers or independent pricing services.

There was no change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2019.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust